Marketing Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Marketing Expenses
Schedule of Marketing Expenses

	For the years ended
	December 31	December 31
	2023	2022
	US Dollars (In thousands)
Salaries and related expenses	-	88
Professional expenses	153	178
Other expenses	10	21
Stock based compensation expenses	659	472

Total marketing expenses	822	759